Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Property, Plant and Equipment, Net [Abstract]
Electronic equipment	$ 155,107	$ 156,448
Less: accumulated depreciation	(38,914)	(29,705)
Property, plant and equipment, net	$ 116,193	$ 126,743